Channing Intrinsic Value Small-Cap Fund
Schedule of Investments
April 30, 2025 - (Unaudited)
COMMON STOCKS — 97.11% Shares Fair Value
Communication Services — 4.94%
Madison Square Garden Entertainment Corp.
(a)
5,808 $ 188,411
Nexstar Media Group, Inc. 1,254 187,674
376,085
Consumer Discretionary — 11.72%
Asbury Automotive Group, Inc.
(a)
759 165,568
Boyd Gaming Corp. 2,984 206,315
Brunswick Corp. 3,139 144,551
Installed Building Products, Inc. 610 101,156
OneSpaWorld Holdings Ltd. 9,402 157,013
Valvoline, Inc.
(a)
3,409 116,792
891,395
Energy — 2.09%
Northern Oil and Gas, Inc. 3,411 82,887
SM Energy Co. 3,342 76,164
159,051
Financials — 25.37%
Affiliated Managers Group, Inc. 1,284 212,670
Artisan Partners Asset Management, Inc., Class A 4,981 184,197
Cadence Bank 6,548 191,594
Evercore, Inc., Class A 962 197,489
First American Financial Corp. 3,008 182,916
Old National Bancorp 9,533 196,284
Pinnacle Financial Partners, Inc. 1,906 191,057
Stifel Financial Corp. 2,095 179,521
Synovus Financial Corp. 4,567 197,843
Wintrust Financial Corp. 1,774 197,217
1,930,788
Health Care — 2.61%
Integer Holdings Corp.
(a)
1,574 198,812
Industrials — 22.68%
Brink's Co. (The) 2,503 223,368
Gates Industrial Corp. PLC
(a)
11,666 220,721
Herc Holdings, Inc. 1,551 169,741
Hexcel Corp. 3,387 164,168
Hillenbrand, Inc. 3,023 61,155
McGrath RentCorp
(a)
1,431 152,645
MSA Safety, Inc. 1,351 212,674
Parsons Corp.
(a)
2,728 182,394
SPX Technologies, Inc.
(a)
1,215 162,992
Timken Co. (The) 2,726 175,146
1,725,004
Information Technology — 11.27%
Advanced Energy Industries, Inc. 2,054 200,080
Belden, Inc. 1,554 160,233
Littelfuse, Inc. 1,090 198,718
Lumentum Holdings, Inc.
(a)
2,596 153,268

Channing Intrinsic Value Small-Cap Fund
Schedule of Investments (continued)
April 30, 2025 - (Unaudited)
COMMON STOCKS — 97.11% - (continued) Shares Fair Value
Information Technology — 11.27% - continued
MKS Instruments, Inc. 2,063 $ 144,699
856,998
Materials — 6.94%
Allegheny Technologies, Inc.
(a)
3,908 212,517
Avient Corp. 4,848 161,487
Louisiana-Pacific Corp. 1,780 153,632
527,636
Real Estate — 4.96%
Corporate Office Properties Trust 7,169 187,183
STAG Industrial, Inc. 5,754 190,054
377,237
Utilities — 4.53%
Portland General Electric Co. 4,135 174,166
Southwest Gas Holdings, Inc. 2,358 170,271
344,437
Total Common Stocks (Cost $7,215,923) 7,387,443
MONEY MARKET FUNDS - 2.45%
First American Treasury Obligations Fund, Class X, 4.24%
(b)
186,100 186,100
Total Money Market Funds (Cost $186,100) 186,100
Total Investments — 99.56% (Cost $7,402,023) 7,573,543
Other Assets in Excess of Liabilities — 0.44% 33,351
NET ASSETS — 100.00% $ 7,606,894
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of April 30, 2025.
The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or  GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard
& Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.